                            CENTENNIAL NEW YORK TAX-EXEMPT TRUST
                           Supplement dated July 19, 2006 to the
                             Prospectus dated October 14, 2005

This supplement amends the Prospectus of Centennial New York Tax-Exempt Trust dated October
14, 2005.

The section entitled "Portfolio Manager" on page 12 is deleted in its entirety and replaced with the following:

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt who is primarily responsible for the day-to-day management of the Trust's investments.

      Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006. Mr.
      Ullyatt previously worked as an Assistant Vice President since December 2000 and analyst for the Manager since January 1999.

      The Statement of Additional Information provides additional information about the
      Portfolio Manager's compensation, other accounts he manages and his ownership of fund shares.

July 19, 2006                                                PS0780.011

                            CENTENNIAL NEW YORK TAX-EXEMPT TRUST
                           Supplement dated July 19, 2006 to the
                 Statement of Additional Information dated October 14, 2005

This supplement amends the Statement of Additional Information for Centennial New York
Tax-Exempt Trust dated October 14, 2005 as revised December 6, 2005.

The Statement of Additional Information is changed as follows:

1. The biography of John Bonnell on Page 35 is deleted. Additionally, all other references to Mr. Bonnell are deleted.

2. The first and second paragraphs in the section entitled "Portfolio Manager" on page 39 are deleted and replaced with the following:

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt (referred to as
"Portfolio Manager").  He is the person who is responsible for the day-to-day management of the Trust's investments.

       Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of June 30, 2005. No account has a performance-based advisory fee:

                                  Registered     Other Pooled
                                  Investment      Investment      Other
                                  Companies        Vehicles    Accounts(2)
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                     None            None          None
      Accounts Managed
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                     None            None          None
      Total Assets Managed(1)
1.    In millions.
2.    Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

July 19, 2006                                                     PX0780.006